Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Combined Results of Operations and Financial Position Reported By Investees Accounted Using Equity Method (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Net revenue	$ 3,670	$ 3,911	$ 4,849
Income before taxes	99	127	251
Net income	48	68	$ 194
Total Assets	6,919	6,867
Total Liabilities	5,758	5,545
Total Equity	$ 1,161	$ 1,322